Convertible Senior Notes	12 Months Ended
Dec. 31, 2014
Convertible Senior Notes
(15)	CONVERTIBLE SENIOR NOTES

The convertible senior notes consisted of the following as of December 31, 2014:

	December 31, 2013	December 31, 2014
4.75% Convertible Senior Notes due 2013 (i)	1,616	1,616
5.535% Convertible Senior Notes due 2016 (ii)	0	386,984
5.535% Convertible Senior Notes due 2018 (iii)
– Principal	0	264,459
– Debt premium	0	42,315

Subtotal	0	306,774
Convertible Promissory Note (iv)
– Principal	0	10,000
– Debt discount	0	(387)

Subtotal	0	9,613
Total	1,616	704,987
– Current	1,616	1,616
– Non-current	0	703,371

(i) 4.75% Convertible Senior Notes due 2013

On April 15, 2008, the Company sold an aggregate principal amount of US$400,000 4.75% convertible senior notes due 2013 (the “Notes due 2013”) to certain investors. The net proceeds from the offering, after deducting offering expenses, were approximately US$388,743. The Notes due 2013 bear interest at a rate of 4.75% per annum payable semi-annually in arrears on April 15 and October 15 of each year beginning on October 15, 2008. The Convertible Senior Notes mature on April 15, 2013 (“maturity date”). The outstanding Notes due 2013 as of December 31, 2012 amounted to US$23,793.

On April 15, 2013, due to a temporary cash-flow shortage, the Company was not able to make full payments to the holders of the outstanding Notes due 2013 in an aggregate principal amount of US$23,793, plus interest of US$565, which was due and payable on their maturity date of April 15, 2013. The Company reached an agreement with a majority of holders of the Notes due 2013 to settle principal amount of US$22,177 by transferring cash of US$11,185, issuing new shares of the Company with a fair value of US$353 and modifying the terms of the remaining principal of US$10,513. The revised loans are no longer convertible and bear an annual interest rate ranging from 4.75% to 10.5%, and are payable within one year.

As at December 31, 2013 and 2014, the carrying amount of the Notes due 2013 amounted to US$1,616.

(ii) 5.535% Convertible Senior Notes due 2016

On December 17, 2014, the Group issued US$358,743 in aggregate principal amount of convertible senior notes due June 2016 (the “Notes Due 2016”) to the holder of the Preferred Obligation in connection with the Debt Restructuring (See note 19) . The Notes Due 2016 bear interest at a rate of 5.535% per year, payable semiannually in arrears on June 17 and December 17 of each year, beginning on June 17, 2015. The Notes Due 2016 mature on June 3, 2016 (“Maturity Date”), unless earlier converted.

Holders of the Notes Due 2016 have the option to convert the Notes Due 2016 into the Company’s American Depositary Shares (“ADSs”) at any time prior to the Maturity Date, based on the conversion rate of: (i) 50 Ordinary Shares per US$1,000 of the principal amount of the Notes Due 2016, whether represented by ADSs, if such conversion occurs on or before March 31, 2015; (ii) the number of Ordinary Shares, whether represented by ADSs, into which US$1,000 of the principal amount of the Notes Due 2016 may be convertible at the price per Ordinary Share by referring to the volume-weighted average price of ADSs for the 20-trading-day period immediately prior to (but excluding) the date of the conversion notice, if such conversion occurs during the one year period from April 1, 2015 to March 31, 2016 (both dates inclusive), with the conversion limited to (A) US$62.5 million of the aggregate principal amount of the Notes Due 2016 during such one-year period and (B) US$20 million of the aggregate principal amount of the Notes Due 2016 during any rolling quarter in such one-year period, each on a first-come-first-served basis. The Company also pledged 24% of its equity interests in Jiangxi LDK Solar Hi-Tech Co., Ltd. (“JXLDK”) to the holders of Notes Due 2016.

For the restructuring of Preferred Shares (see Note 19), as the total future cash payments specified by the new terms of the Notes Due 2016 are less than the carrying amount of the payable, the Company reduced the carrying amount of the payable to an amount equal to the total future cash payments specified by the Notes Due 2016 and recorded it as the carrying amount of the 5.535% Convertible Senior Notes due 2016.

The Company accounted for the Notes Due 2016 as a stock-settled debt in accordance with ASC 480 since it requires the Company to settle an unconditional obligation by issuing a variable number of its common shares and has a monetary value, at inception, that is based predominately on a fixed monetary amount. The initial conversion feature of 50 Ordinary Shares per US1,000 of the principal amount (equivalent to US$ 20.00 per share) if such conversion occurred on or prior to March 31, 2015 was evaluated as nonsubstantive or minimal. At December 17, 2014, the trading price of the Company’s ordinary shares was US$0.20 per share.

(iii) 5.535% Convertible Senior Notes due 2018

On December 17, 2014, the Group issued US$264,459 in aggregate principal amount of convertible senior notes due June 2018 (the “Notes Due 2018”) to the holder of the Group’s 10% US$-settled senior notes due 2014 (the “Senior Notes”) in connection with the Debt Restructuring in December 2014. (See note 19) The Notes Due 2018 bear interest at a rate of 5.535% per year, payable semiannually in arrears on June 17 and December 17 of each year, beginning on June 17, 2015. The Notes Due 2018 mature on December 31, 2018 (“Maturity Date”), unless earlier converted.

Holders of the Notes Due 2018 have the option to convert the Notes Due 2018 the Company’s American Depositary Shares (“ADSs”) at any time prior to the Maturity Date, based on the conversion rate of: (i) 50 Ordinary Shares per US$1,000 of the principal amount of the Notes Due 2018, whether represented by ADSs, if such conversion occurs on or before March 31, 2015; (ii) the number of Ordinary Shares, whether represented by ADSs, into which US$1,000 of the principal amount of the Notes Due 2018 may be convertible at the price per Ordinary Share by referring to the volume-weighted average price of ADSs for the 20-trading-day period immediately prior to (but excluding) the date of the conversion notice, if such conversion occurs during the one year period from April 1, 2015 to March 31, 2016 (both dates inclusive), with the conversion limited to (A) US$62.5 million of the aggregate principal amount of the Notes Due 2018 during such one-year period and (B) US$20 million of the aggregate principal amount of the Notes Due 2018 during any rolling quarter in such one-year period, each on a first-come-first-served basis.

For the restructuring of Senior Notes (see Note 19), as the total future cash payments specified by the new terms of the Notes Due 2018 exceed the carrying amount of the payable, the Company did not recognize a gain on the restructuring of the Senior Notes. Accordingly, the carrying amount of the payable of US$307,206 on the date of restructuring was not adjusted. The difference between the Notes Due 2018 principal of US$264,459 and the carrying amount of the payable of US$307,206 amounted to US$42,747 (“Debt premium”), which is amortized as a reduction of interest expenses, using the effective interest method to December 31, 2018, the Maturity Date. The Company accounted for the effects of the restructuring prospectively from the time of restructuring by using new effective interest rate to accrete the carrying amount of the payable pursuant to ASC 470-60.

The Company accounted for the Notes Due 2018 as a stock-settled debt in accordance with ASC 480 since it requires the Company to settle an unconditional obligation by issuing a variable number of its common shares and has a monetary value, at inception, that is based predominately on a fixed monetary amount. The initial conversion feature of 50 Ordinary Shares per US1,000 of the principal amount (equivalent to US$ 20.00 per share) if such conversion occurred on or prior to March 31, 2015 was evaluated as nonsubstantive or minimal. At December 17, 2014, the trading price of the Company’s ordinary shares was US$0.20 per share.

(iv) Convertible Promissory Note

On December 17, 2014, the Company issued US$10,000 in aggregate principal amount of convertible promissory notes due April 2020 (the “Notes Due 2020”) and 6,600,000 warrants to Heng Rui Xin Energy (HK) Co., Limited (“HRX”), a shareholder of the Company. Each warrant allows the holder to purchase one share of the Company’s common stock at $0.1 per share. The Notes Due 2020 is interest free and mature on April 17, 2020 (“Maturity Date”), unless earlier converted.

The Company may redeem all or any part of the principal amount outstanding under the Notes Due 2020 (without any penalty, premium or interest on the amount so redeemed) during the period commencing on December 17, 2014 and ending on the date falling four (4) months thereafter (“the Early Redemption Period”). Following the expiry of the Early Redemption Period, the Company may not redeem all or any part of the principal amount outstanding under the Notes Due 2020.

Holder of the Notes Due 2020 has the option to convert, during the period commencing on the day following the end of the Early Redemption Period and terminating 15 days prior to the Maturity Date, into the Company’s American Depositary Shares (“ADSs”), based on the conversion rate of fifty per cent (50%) of the volume-weighted average price for the 60-trading-day period immediately prior to (but excluding) the date of the conversion notice.

The proceeds of US$10,000 in respect of the Notes Due 2020 were allocated to the debt of US$9,613 and the equity classified-stock warrants of US$387 based on the relative fair value method.

The Company accounted for the Convertible Promissory Note as a stock-settled debt in accordance with ASC 480 since it requires the Company to settle an unconditional obligation by issuing a variable number of its common shares and has a monetary value, at inception, that is based predominately on a fixed monetary amount.

The following table set forth total interest expense recognized related to the above convertible senior notes and Convertible Promissory Note during the years ended December 31, 2012, 2013 and 2014, respectively:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Contractual interest incurred	1,130	330	697
Amortization of debt issuance costs	985	304	0
Amortization of debt discount	46	14	0
Amortization of debt premium	0	0	(432)

Total interest incurred	2,161	648	265

Effective interest rate of the liability component	10%	10%	1%